Related party transactions	12 Months Ended
Dec. 31, 2023
Related party transactions
Related party transactions
2 3 .	Related party transactions
For the years ended December 31, 2021, 2022 and 2023, the Group entered into the following material related party transactions:

	Year Ended December 31,
	2021	2022	2023
	RMB	RMB	RMB
Purchase of goods	1,935,511	414,809	373,864
Purchase of services	1,124,708	696,987	838,609
Provision of services	31,345	21,416	17,689
Sales of product	85,718	90,405	73,608
Interest income	6,490	31,753	24,011
The goods and services were purchased from or provided to companies either controlled by its shareholders or directors and equity method investees of the Group.
Details of the balances with related parties are as follows:

(a)	Amounts due from related parties, net
Amounts due from related parties as of December 31, 2023 amounted to RMB 553,502, mainly includes RMB84,209 of interest-bearing loans lent to Gansu Shan Shan, which was an equity method investment, with interest at 3.45% per annum, RMB 409,051 of deposits to VipFubon at 4.9% per annum as shareholder deposits, which are renewed during the year ended December 31,2023, and the remaining of RMB 60,242 mainly includes prepayments related to purchases of goods.
Amounts due from related parties as of December 31, 2022 amounted to RMB
670,187
, mainly includes RMB
106,450
of interest-bearing loans lent to Gansu Shan Shan, which was an equity method investment, with interest at
3.85
% per annum, RMB
516,359
of deposits to VipFubon at
4.95
% per annum as shareholder deposits, which are renewed during the year ended December 31,2022, RMB
19,919
of dividend receivables, and the remaining of RMB
27,459
mainly includes prepayments related to purchases of goods.

(b)	Amounts due to related parties
Amounts due to related parties as of December 31, 2023 amounted to RMB 150,373, include payables for purchases of goods and other services of RMB 106,673 and an interest-free loan of RMB 43,700 from Shanxi Shan Shan Outlets, which was an equity method investment, for operating use.
Amounts due to related parties as of December 31, 2022 amounted to RMB 151,736, include payables for purchases of goods and other services of RMB 146,736 and an interest-free loan of RMB 5,000 from Shanxi Shan Shan Outlets, which was an equity method investment, for operating use.